Stockholders' Equity and Stock-Based Compensation (FY)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Stockholders' Equity and Stock-Based Compensation	STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION
Stock-Based Compensation
We had no stock-based compensation plans prior to the Separation; however certain of our employees participated in the Danaher Plans, which provided for the grants of stock options, PSUs, and RSUs among other types of awards. Prior to the Separation, Danaher allocated stock-based compensation expense to the Company based on Veralto employees participating in the Danaher Plans. This is reflected in the accompanying Consolidated and Combined Statements of Earnings for periods prior to the Separation.
Outstanding performance-based RSUs and PSUs of Danaher held by our employees with pending performance goals of Danaher at the Separation date were canceled and replaced with Veralto time-based RSUs with comparable value and vesting requirements. All other terms of these equity awards continued unchanged following the conversion or replacement.
In connection with the Separation, the Company adopted the 2023 Omnibus Incentive Plan (the “Stock Plan”) and outstanding equity awards of the Former Parent held by Veralto employees were converted into or replaced with awards of Veralto common stock under the Stock Plan based on the “concentration method,” and as adjusted to maintain the economic value before and after the Separation date using the ratio of the Veralto common stock fair market value relative to the Danaher common stock fair market value prior to the Separation. The incremental stock-based compensation expense to be recorded as a result of this equity award conversion is $10 million, with $7 million recognized after the Separation in the fourth quarter of 2023 and an additional $3 million recognized over the remaining service period. For each equity award holder, the intent was to maintain the economic value of the equity awards before and after the Separation. The terms of the equity awards, such as the award period, exercisability and vesting schedule, as applicable, generally continue unchanged. Other than converted or replacement equity awards of Veralto issued in replacement of the Former Parent’s restricted stock units (“RSUs”) and stock options, the terms of the converted or replacement equity awards of Veralto (e.g., vesting date and expiration date) continued unchanged.
The equity compensation awards granted by the Company generally vest only if the employee is employed by the Company (or in the case of directors, the director continues to serve on the Company Board) on the vesting date or in other limited circumstances, including following a qualifying retirement. To cover the exercise of options and vesting of RSUs, the Company generally issues new shares from its authorized but unissued share pool, although it may instead issue treasury shares in certain circumstances.
The Company accounts for stock-based compensation by measuring the cost of employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes the compensation expense over the requisite service period (which is generally the vesting period but may be shorter than the vesting period if the employee becomes retirement eligible before the end of the vesting period). For awards issued after the Separation the fair value for RSU awards was calculated using the closing price of the Company’s common stock on the date of grant, adjusted for the fact that RSUs do not accrue dividends. The fair value of the options granted was calculated using a Black-Scholes Merton option pricing model (“Black-Scholes”).
The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31:

2023
Risk-free interest rate	4.6 - 4.7%
Weighted average volatility	32.7 - 35.7%
Dividend yield	- %
Expected years until exercise	5 - 7
The Black-Scholes model incorporates assumptions to value stock-based awards. The risk-free rate of interest for periods within the contractual life of the option is based on a zero-coupon U.S. government instrument whose maturity period equals or approximates the option’s expected term. Expected volatility is based on the average historical stock price volatility of a group of peer companies for the expected term of the options. The dividend yield is calculated by dividing the Company’s annual common stock dividend, based on the most recent quarterly dividend rate, by the closing stock price on the grant date. To estimate the option exercise timing used in the valuation model (which impacts the risk-free interest rate and the expected years until exercise), in addition to considering the vesting period and contractual term of the option, the Company analyzes and considers actual historical exercise experience for previously granted options. The Company stratifies its employee population into multiple groups for option valuation and attribution purposes based upon distinctive patterns of forfeiture rates and option holding periods, as indicated by the ranges set forth in the table above for the risk-free interest rate and the expected years until exercise.
The amount of stock-based compensation expense recognized during a period is also based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of awards that actually vest.
The Company’s total stock-based compensation expense for the years ended December 31, 2023, 2022 and 2021 was $55 million, $41 million, and $34 million, respectively.
Stock-based compensation has been recognized as a component of selling, general and administrative expenses in the accompanying Consolidated and Combined Statements of Earnings. As of December 31, 2023, $32 million of total unrecognized compensation cost related to RSUs is expected to be recognized over a weighted average period of approximately two years. As of December 31, 2023, $37 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of approximately two years. Future compensation amounts will be adjusted for any changes in estimated forfeitures.
The following summarizes option activity under the Company’s stock plans (in millions, except weighted average exercise price and number of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	—	$—
Awards converted from Former Parent plan	5.7	58.22
Granted	0.1	77.53
Exercised	(0.1)	31.81
Cancelled/forfeited	(0.1)	78.05
Outstanding as of December 31, 2023	5.6	58.93	6.3	$141
Vested and expected to vest as of December 31, 2023(a)	5.6	$58.48	6.1	$141
Vested as of December 31, 2023	3.0	$42.94	4.6	$120

(a)	The “expected to vest” options are the net unvested options that remain after applying the forfeiture rate assumption to total unvested options.
The aggregate intrinsic value in the table above represents the total pretax intrinsic value (the difference between the Company’s closing stock price on the last trading day of 2023 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2023. The amount of aggregate intrinsic value will change based on the price of the Company’s common stock.
The weighted average per share grant-date fair values of options granted during 2023 was $34.52.
Options outstanding as of December 31, 2023 are summarized below (in millions, except price per share and number of years):

	Outstanding			Exercisable
Exercise Price	Shares	Average Exercise Price	Average Remaining Life (in years)	Shares	Average Exercise Price
$18.36 to $33.18	1.0	$25.09	2	1.0	$25.09
$33.19 to $52.39	1.3	36.78	5	1.1	36.42
$52.4 to $75.81	1.3	63.84	7	0.6	61.25
$75.82 to $83.25	1.1	81.91	9	0.1	78.41
$83.26 to $100.12	0.9	90.56	8	0.3	91.86
The aggregate intrinsic value of options exercised during the year ended December 31, 2023 was $5 million. Exercise of options during the year ended December 31, 2023 resulted in cash receipts of $3 million. Upon exercise of the award by the employee, the Company derives a tax deduction measured by the excess of the market value over the grant price at the date of exercise. The Company realized a tax benefit of $1 million in 2023 related to the exercise of employee stock options.
The following summarizes information on unvested RSU activity (in millions, except weighted average grant-date fair value):

	Number of RSUs	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2022	—	$—
Awards from Former Parent plan	1.0	76.38
Granted	0.1	76.19
Vested	(0.1)	80.20
Forfeited	—	77.93
Unvested as of December 31, 2023	1.0	76.23
The excess tax benefit of $12 million related to the exercise of employee stock options and vesting of RSUs for the year ended December 31, 2023 has been recorded as a reduction to the current income tax provision and is reflected as an operating cash inflow in the accompanying Consolidated and Combined Statements of Cash Flows.
In connection with the exercise of certain stock options and the vesting of RSUs previously issued by the Company, a number of shares sufficient to fund statutory minimum tax withholding requirements has been withheld from the total shares issued or released to the award holder (though under the terms of the applicable plan, the shares are considered to have been issued and are not added back to the pool of shares available for grant). During the year ended December 31, 2023, 9 thousand shares with an aggregate value of $1 million were withheld to satisfy the requirement. The withholding is treated as a reduction in additional paid-in capital in the accompanying Consolidated and Combined Statements of Equity and a reduction in proceeds from the issuance of common stock in connection with stock-based compensation in the Consolidated and Combined Statements of Cash Flows.
Accumulated Other Comprehensive Income
The changes in accumulated other comprehensive income (loss) by component are summarized below
($ in millions).

	Foreign Currency Translation Adjustments	Net Investment Hedges	Pension and Postretirement Plan Benefit Adjustments	Accumulated Comprehensive Income (Loss)
Balance, January 1, 2021	$(780)	$—	$(34)	$(814)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(88)	—	16	(72)
Income tax impact	—	—	(4)	(4)
Other comprehensive income (loss) before reclassifications, net of income taxes	(88)	—	12	(76)
Reclassification adjustments
Increase (decrease)	—	—	3(a)	3
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	3	3
Net other comprehensive income (loss), net of income taxes	(88)	—	15	(73)
Balance, December 31, 2021	(868)	—	(19)	(887)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	(100)	—	40	(60)
Income tax impact	—	—	(7)	(7)
Other comprehensive income (loss) before reclassifications, net of income taxes	(100)	—	33	(67)
Reclassification adjustments
Increase (decrease)	—	—	—(a)	—
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	—	—
Net other comprehensive income (loss), net of income taxes	(100)	—	33	(67)
Balance, December 31, 2022	(968)	—	14	(954)
Other comprehensive income (loss) before reclassifications:
Increase (decrease)	29	(19)	(18)	(8)
Income tax impact	—	5	2	7
Other comprehensive income (loss) before reclassifications, net of income taxes	29	(14)	(16)	(1)
Reclassification adjustments
Increase (decrease)	—	—	1(a)	1
Income tax impact	—	—	—	—
Reclassification adjustments, net of income taxes	—	—	1	1
Net other comprehensive income (loss), net of income taxes	29	(14)	(15)	—
Balance, December 31, 2023	$(939)	$(14)	$(1)	$(954)

(a)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension and postretirement cost (refer to Note 14 for additional details).